Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024
Period-end spot rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Period-end spot rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1636	7.2672
Average rate [Member] | USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Average rate [Member] | RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2526	7.215